Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000223439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Foundation Fixed Income Fund, Class Y
C000223442
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Foundation Total Return Fund, Class Y
Without Sales Load [Member] | C000223440
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%		1.51%	2.30%
Without Sales Load [Member] | C000223439
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%		1.76%	2.55%
Without Sales Load [Member] | C000223441
Average Annual Return [Line Items]
Average Annual Return, Percent	16.15%		13.17%	8.45%
Without Sales Load [Member] | C000223442
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%		13.46%	8.72%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	11.57%		0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	11.57%		0.33%	1.84%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent	36.35%		15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	11.57%		0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	11.57%		0.33%	1.84%